Schedule of accounts receivable net of allowance for doubtful accounts (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total accounts receivable, net	$ 181,823	$ 243,716	$ 133,394
Within One Month [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total accounts receivable, net	95,057	127,415	63,640
Between One To Two Months [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total accounts receivable, net	31,666	42,445	23,663
Two To Three Months [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total accounts receivable, net	44,733	59,960	14,145
More Than Three Months [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total accounts receivable, net	$ 10,367	$ 13,896	$ 31,946